Supplemental quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental quarterly financial data (unaudited)
Supplemental quarterly financial data (unaudited)

Q—Supplemental quarterly financial data (unaudited)

        The Company's results of operations by quarter for the years ended December 31, 2011 and 2010 are as follows:

	Year ended December 31, 2011
(in thousands)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$107,111	$131,727	$132,460	$138,972
Operating income	49,162	58,471	54,603	39,663
Net income	4,670	41,072	58,246	1,566
Pro forma net income per common share:
Basic				$0.01
Diluted				$0.01

	Year ended December 31, 2010
(in thousands)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$46,993	$49,930	$60,135	$84,942
Operating income	17,390	9,640	19,379	26,573
Net income	23,923	10,602	16,633	35,090